Finance income (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of finance income (cost) [text block] [Abstract]
Schedule of finance income
	2021	2020	2019
	Figures in Rand thousands
Bank balances	4,358	2,592	2,749